Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income (Loss) per Share [Abstract]
Schedule of basic and diluted net income (loss) per common share
	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$(57,429)	$36,262	$30,426

Basic earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Basic earnings (loss) per share	$(0.15)	$0.10	$0.08

Diluted earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Dilutive effect of stock options	—	65,599	21,687
Diluted weighted average shares outstanding	373,067	432,250	385,013
Diluted earnings (loss) per share	$(0.15)	$0.08	$0.08

Schedule of diluted net loss per share
	Year Ended December 31,
	2022	2021	2020
Stock options	51,845	54	4,329
Restricted stock units	7,084	7,041	—
Warrants	125	125	—